CASH TRUST SERIES II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

July 31, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              CASH TRUST SERIES II (the “Registrant”)
Treasury Cash Series II
Cash II Shares
1933 Act File No. 33-38550
1940 Act File No. 811-6269

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2008, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 22 on July 28, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary